Nationwide Life Insurance Company: • Nationwide Variable Account-4

Prospectus supplement dated September 12, 2006 to
Prospectus dated May 1, 1999

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1. Effective August 1, 2006, the following funds have funds have been updated to reflect a change in advisor:

Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Fundamental Value Portfolio
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-Adviser:	CAM North America, LLC

Legg Mason Partners Variable Portfolios III, Inc. - Legg Mason Partners Variable International All Cap Growth Portfolio
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-Adviser:	CAM North America, LLC

Legg Mason Partners Variable Portfolios III, Inc. - Legg Mason Partners Variable Large Cap Value Portfolio
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-Adviser:	CAM North America, LLC

Legg Mason Partners Variable Portfolios III, Inc. - Legg Mason Partners Variable Money Market Portfolio
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-Advisers:	CAM North America, LLC and Western Asset Management